Members' Equity - Schedule of Compensation Expense (Detail) - Profit Unit Interest [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years	3 years	3 years	3 years
Volatility	68.00%	68.00%	60.00%	71.00%
Discount for lack of marketability	45.00%	45.00%	45.00%	45.00%
Risk free rate	0.20%	0.20%	1.60%	3.50%